UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Stock Selector All Cap Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

March 31, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector All Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.4
Amazon.com, Inc.	1.8	1.8
Facebook, Inc. Class A	1.4	1.5
Alphabet, Inc. Class C	1.3	1.3
Alphabet, Inc. Class A	1.3	1.3
Amgen, Inc.	1.2	1.0
Philip Morris International, Inc.	1.1	0.4
Microsoft Corp.	1.1	1.0
Allergan PLC	1.1	1.1
Bank of America Corp.	1.1	0.8
	14.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	20.7
Health Care	13.8	14.5
Financials	13.6	12.3
Consumer Discretionary	12.4	12.0
Industrials	9.6	9.3

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,703,424	$737,412
Fidelity Consumer Staples Central Fund (a)	2,776,472	661,411
Fidelity Energy Central Fund (a)	3,895,071	492,921
Fidelity Financials Central Fund (a)	13,217,369	1,299,003
Fidelity Health Care Central Fund (a)	2,899,073	1,039,144
Fidelity Industrials Central Fund (a)	2,470,526	662,076
Fidelity Information Technology Central Fund (a)	5,005,768	1,886,524
Fidelity Materials Central Fund (a)	781,159	186,869
Fidelity Telecom Services Central Fund (a)	1,043,891	208,288
Fidelity Utilities Central Fund (a)	1,351,577	234,107
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,644,847)		7,407,755

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 0.84% (b)
(Cost $1,082)	1,081,842	1,082
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,645,929)		7,408,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,887)
NET ASSETS - 100%		$7,404,950

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Consumer Discretionary Central Fund	3,373
Fidelity Consumer Staples Central Fund	4,907
Fidelity Energy Central Fund	2,800
Fidelity Financials Central Fund	8,085
Fidelity Health Care Central Fund	2,686
Fidelity Industrials Central Fund	4,197
Fidelity Information Technology Central Fund	4,402
Fidelity Materials Central Fund	1,158
Fidelity Telecom Services Central Fund	2,128
Fidelity Utilities Central Fund	2,187
Total	$35,926

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$746,023	$8,821	$85,631	$737,412	45.8%
Fidelity Consumer Staples Central Fund	661,964	13,768	41,978	661,411	51.6%
Fidelity Energy Central Fund	504,027	53,536	61,915	492,921	50.2%
Fidelity Financials Central Fund	1,168,133	30,269	81,953	1,299,003	46.0%
Fidelity Health Care Central Fund	969,985	86,960	47,834	1,039,144	50.4%
Fidelity Industrials Central Fund	632,518	16,155	53,919	662,076	46.0%
Fidelity Information Technology Central Fund	1,577,782	158,575	86,425	1,886,524	49.8%
Fidelity Materials Central Fund	172,322	4,646	10,695	186,869	43.4%
Fidelity Telecom Services Central Fund	206,199	9,124	15,377	208,288	51.9%
Fidelity Utilities Central Fund	221,874	14,586	14,890	234,107	49.2%
Total	$6,860,827	$396,440	$500,617	$7,407,755

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Ireland	2.9%
Japan	2.7%
Cayman Islands	2.7%
United Kingdom	1.7%
Taiwan	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

The information in the above table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017 (Unaudited)
Assets
Investments in Fidelity Central Funds (cost $4,645,929)		$7,408,837
Cash		6
Receivable for investments sold		17,430
Receivable for fund shares sold		4,374
Dividends receivable		7
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		7
Total assets		7,430,662
Liabilities
Payable for fund shares redeemed	$21,850
Accrued management fee	2,722
Distribution and service plan fees payable	143
Other affiliated payables	978
Other payables and accrued expenses	19
Total liabilities		25,712
Net Assets		$7,404,950
Net Assets consist of:
Paid in capital		$5,651,093
Distributions in excess of net investment income		(739)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,008,312)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,762,908
Net Assets		$7,404,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($188,708 ÷ 4,799.5 shares)		$39.32
Maximum offering price per share (100/94.25 of $39.32)		$41.72
Class M:
Net Asset Value and redemption price per share ($117,161 ÷ 2,980.9 shares)		$39.30
Maximum offering price per share (100/96.50 of $39.30)		$40.73
Class C:
Net Asset Value and offering price per share ($65,265 ÷ 1,673.7 shares)(a)		$38.99
Stock Selector All Cap:
Net Asset Value, offering price and redemption price per share ($6,623,203 ÷ 168,552.8 shares)		$39.29
Class K:
Net Asset Value, offering price and redemption price per share ($83,366 ÷ 2,120.7 shares)		$39.31
Class I:
Net Asset Value, offering price and redemption price per share ($318,249 ÷ 8,095.9 shares)		$39.31
Class Z:
Net Asset Value, offering price and redemption price per share ($8,998 ÷ 229.4 shares)		$39.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended March 31, 2017 (Unaudited)
Investment Income
Income from Fidelity Central Funds		$35,926
Total income		35,926
Expenses
Management fee
Basic fee	$19,304
Performance adjustment	(3,988)
Transfer agent fees	5,126
Distribution and service plan fees	848
Accounting fees and expenses	583
Independent trustees' fees and expenses	14
Registration fees	84
Audit	24
Legal	38
Miscellaneous	30
Total expenses before reductions	22,063
Expense reductions	(31)	22,032
Net investment income (loss)		13,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114
Fidelity Central Funds	90,857
Capital gain distributions from Fidelity Central Funds	24,735
Total net realized gain (loss)		115,706
Change in net unrealized appreciation (depreciation) on: Investment securities	560,246
Total change in net unrealized appreciation (depreciation)		560,246
Net gain (loss)		675,952
Net increase (decrease) in net assets resulting from operations		$689,846

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,894	$50,234
Net realized gain (loss)	115,706	(52,201)
Change in net unrealized appreciation (depreciation)	560,246	863,918
Net increase (decrease) in net assets resulting from operations	689,846	861,951
Distributions to shareholders from net investment income	(52,453)	(36,464)
Distributions to shareholders from net realized gain	(16,054)	(253,884)
Total distributions	(68,507)	(290,348)
Share transactions - net increase (decrease)	(74,455)	792,579
Total increase (decrease) in net assets	546,884	1,364,182
Net Assets
Beginning of period	6,858,066	5,493,884
End of period	$7,404,950	$6,858,066
Other Information
Undistributed net investment income end of period	$–	$37,820
Distributions in excess of net investment income end of period	$(739)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.99	$32.94	$38.00	$34.65	$27.78
Income from Investment Operations
Net investment income (loss)B	.02	.18	.12	.15	.17
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.79
Total from investment operations	3.58	4.65	(1.13)	5.50	6.96
Distributions from net investment income	(.17)	(.10)	(.09)	(.16)	(.07)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.25)C	(1.60)	(3.93)	(2.15)	(.09)
Net asset value, end of period	$39.32	$35.99	$32.94	$38.00	$34.65
Total ReturnD,E,F	10.00%	14.55%	(3.39)%	16.60%	25.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of fee waivers, if any	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of all reductions	.92%I	.96%	1.05%	1.00%	1.04%I
Net investment income (loss)	.10%I	.52%	.33%	.41%	.59%I
Supplemental Data
Net assets, end of period (in millions)	$189	$193	$197	$222	$226
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.94	$32.88	$37.91	$34.58	$27.78
Income from Investment Operations
Net investment income (loss)B	(.03)	.09	.03	.06	.10
Net realized and unrealized gain (loss)	3.55	4.47	(1.25)	5.34	6.77
Total from investment operations	3.52	4.56	(1.22)	5.40	6.87
Distributions from net investment income	(.07)	–	–	(.08)	(.05)
Distributions from net realized gain	(.09)	(1.50)	(3.81)	(1.99)	(.02)
Total distributions	(.16)	(1.50)	(3.81)	(2.07)	(.07)
Net asset value, end of period	$39.30	$35.94	$32.88	$37.91	$34.58
Total ReturnC,D,E	9.83%	14.26%	(3.63)%	16.31%	24.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.23%	1.32%	1.27%	1.32%H
Expenses net of fee waivers, if any	1.18%H	1.23%	1.32%	1.27%	1.31%H
Expenses net of all reductions	1.18%H	1.22%	1.31%	1.26%	1.29%H
Net investment income (loss)	(.16)%H	.25%	.07%	.15%	.34%H
Supplemental Data
Net assets, end of period (in millions)	$117	$119	$120	$137	$131
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.59	$32.70	$37.68	$34.44	$27.78
Income from Investment Operations
Net investment income (loss)B	(.12)	(.09)	(.16)	(.13)	(.05)
Net realized and unrealized gain (loss)	3.52	4.44	(1.23)	5.33	6.76
Total from investment operations	3.40	4.35	(1.39)	5.20	6.71
Distributions from net investment income	–	–	–	–	(.03)
Distributions from net realized gain	–	(1.46)	(3.59)	(1.96)	(.02)
Total distributions	–	(1.46)	(3.59)	(1.96)	(.05)
Net asset value, end of period	$38.99	$35.59	$32.70	$37.68	$34.44
Total ReturnC,D,E	9.55%	13.68%	(4.14)%	15.73%	24.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.74%	1.83%	1.78%	1.84%H
Expenses net of fee waivers, if any	1.69%H	1.73%	1.83%	1.78%	1.84%H
Expenses net of all reductions	1.69%H	1.73%	1.82%	1.78%	1.82%H
Net investment income (loss)	(.67)%H	(.25)%	(.44)%	(.36)%	(.18)%H
Supplemental Data
Net assets, end of period (in millions)	$65	$63	$63	$72	$65
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.03	$33.00	$38.12	$34.75	$28.48	$22.21
Income from Investment Operations
Net investment income (loss)A	.08	.29	.24	.28	.30	.24
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.28	6.18
Total from investment operations	3.64	4.76	(1.01)	5.63	6.58	6.42
Distributions from net investment income	(.29)	(.23)	(.27)	(.27)	(.27)	(.14)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.38)	(1.73)	(4.11)	(2.26)	(.31)	(.15)B
Net asset value, end of period	$39.29	$36.03	$33.00	$38.12	$34.75	$28.48
Total ReturnC,D	10.17%	14.92%	(3.05)%	16.98%	23.36%	29.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.64%	.72%	.67%	.71%	.72%
Expenses net of fee waivers, if any	.59%G	.64%	.72%	.67%	.71%	.72%
Expenses net of all reductions	.59%G	.63%	.71%	.66%	.69%	.71%
Net investment income (loss)	.42%G	.85%	.67%	.75%	.96%	.90%
Supplemental Data
Net assets, end of period (in millions)	$6,623	$6,078	$4,722	$4,230	$2,953	$2,361
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class K

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.06	$33.02	$38.14	$34.77	$28.50	$22.23
Income from Investment Operations
Net investment income (loss)A	.10	.32	.28	.31	.33	.27
Net realized and unrealized gain (loss)	3.56	4.47	(1.26)	5.36	6.28	6.19
Total from investment operations	3.66	4.79	(.98)	5.67	6.61	6.46
Distributions from net investment income	(.32)	(.25)	(.31)	(.31)	(.30)	(.17)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.41)	(1.75)	(4.14)B	(2.30)	(.34)	(.19)
Net asset value, end of period	$39.31	$36.06	$33.02	$38.14	$34.77	$28.50
Total ReturnC,D	10.22%	15.02%	(2.96)%	17.09%	23.47%	29.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of fee waivers, if any	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of all reductions	.50%G	.54%	.63%	.57%	.59%	.59%
Net investment income (loss)	.52%G	.94%	.75%	.84%	1.06%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$83	$100	$76	$109	$105	$47
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.14 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $3.836 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$36.04	$32.99	$38.10	$34.72	$27.78
Income from Investment Operations
Net investment income (loss)B	.07	.27	.22	.25	.25
Net realized and unrealized gain (loss)	3.56	4.48	(1.26)	5.36	6.79
Total from investment operations	3.63	4.75	(1.04)	5.61	7.04
Distributions from net investment income	(.27)	(.20)	(.23)	(.25)	(.08)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.36)	(1.70)	(4.07)	(2.23)C	(.10)
Net asset value, end of period	$39.31	$36.04	$32.99	$38.10	$34.72
Total ReturnD,E	10.14%	14.87%	(3.14)%	16.93%	25.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.69%	.79%	.74%	.78%H
Expenses net of fee waivers, if any	.65%H	.69%	.79%	.74%	.78%H
Expenses net of all reductions	.65%H	.69%	.78%	.73%	.76%H
Net investment income (loss)	.37%H	.79%	.60%	.68%	.87%H
Supplemental Data
Net assets, end of period (in millions)	$318	$297	$304	$336	$297
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.98	$32.95	$34.73	$34.72	$34.24
Income from Investment Operations
Net investment income (loss)B	.10	.32	.27	.32	.06
Net realized and unrealized gain (loss)	3.55	4.46	5.34	.43	.42
Total from investment operations	3.65	4.78	5.66	.49	.48
Distributions from net investment income	(.33)	(.25)	(.32)	(.32)	–
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	–
Total distributions	(.41)C	(1.75)	(4.16)	(2.30)D	–
Net asset value, end of period	$39.22	$35.98	$32.95	$34.73	$34.72
Total ReturnE,F	10.23%	15.02%	(2.98)%	17.10%	1.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.54%	.64%	.58%	.61%I
Expenses net of fee waivers, if any	.50%I	.54%	.64%	.58%	.61%I
Expenses net of all reductions	.50%I	.54%	.63%	.57%	.59%I
Net investment income (loss)	.52%I	.94%	.75%	.84%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,998	$7,881	$7,300	$5,812	$101
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $0.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $0.087 per share.

 D Total distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Stock Selector All Cap, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and expiring capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,754,283
Gross unrealized depreciation	(1,188)
Net unrealized appreciation (depreciation) on securities	$1,753,095
Tax cost	$5,655,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(66,524)

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $396,440 and $500,617, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector All Cap as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$237	$–
Class M	.25%	.25%	293	–
Class C	.75%	.25%	318	10
			$848	$10

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12
Class M	3
Class C(a)	2
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$200.21
Class M	131.22
Class C	75.24
Stock Selector All Cap	4,393.14
Class K	21.05
Class I	304.19
Class Z	2.05
	$5,126

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class A	$851	$564
Class M	235	–
Stock Selector All Cap	48,263	33,578
Class K	702	571
Class I	2,328	1,712
Class Z	74	39
Total	$52,453	$36,464
From net realized gain
Class A	$446	$8,730
Class M	277	5,253
Class B	–	198
Class C	–	2,777
Stock Selector All Cap	14,379	220,234
Class K	190	3,401
Class I	742	13,057
Class Z	20	234
Total	$16,054	$253,884

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class A
Shares sold	191	494	$7,157	$16,634
Reinvestment of distributions	34	276	1,266	9,096
Shares redeemed	(776)	(1,396)	(29,019)	(47,634)
Net increase (decrease)	(551)	(626)	$(20,596)	$(21,904)
Class M
Shares sold	87	190	$3,282	$6,375
Reinvestment of distributions	14	156	502	5,159
Shares redeemed	(429)	(679)	(16,018)	(22,950)
Net increase (decrease)	(328)	(333)	$(12,234)	$(11,416)
Class B
Shares sold	–	1	$–	$19
Reinvestment of distributions	–	5	–	165
Shares redeemed	–	(159)	–	(5,272)
Net increase (decrease)	–	(153)	$–	$(5,088)
Class C
Shares sold	139	106	$5,058	$3,582
Reinvestment of distributions	–	78	–	2,546
Shares redeemed	(239)	(349)	(8,821)	(11,749)
Net increase (decrease)	(100)	(165)	$(3,763)	$(5,621)
Stock Selector All Cap
Shares sold	19,937	60,114	$737,365	$2,029,587
Reinvestment of distributions	1,685	7,613	61,982	250,922
Shares redeemed	(21,745)	(42,115)	(806,632)	(1,426,107)
Net increase (decrease)	(123)	25,612	$(7,285)	$854,402
Class K
Shares sold	146	819	$5,417	$29,079
Reinvestment of distributions	24	120	892	3,972
Shares redeemed	(835)	(465)	(30,605)	(15,711)
Net increase (decrease)	(665)	474	$(24,296)	$17,340
Class I
Shares sold	1,225	1,014	$45,469	$34,105
Reinvestment of distributions	83	443	3,038	14,615
Shares redeemed	(1,451)	(2,420)	(55,177)	(83,697)
Net increase (decrease)	(143)	(963)	$(6,670)	$(34,977)
Class Z
Shares sold	72	91	$2,781	$3,001
Reinvestment of distributions	3	8	94	273
Shares redeemed	(65)	(102)	(2,486)	(3,431)
Net increase (decrease)	10	(3)	$389	$(157)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 29% of the total outstanding shares of the Fund.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class A	.92%
Actual		$1,000.00	$1,100.00	$4.82
Hypothetical-C		$1,000.00	$1,020.34	$4.63
Class M	1.18%
Actual		$1,000.00	$1,098.30	$6.17
Hypothetical-C		$1,000.00	$1,019.05	$5.94
Class C	1.69%
Actual		$1,000.00	$1,095.50	$8.83
Hypothetical-C		$1,000.00	$1,016.50	$8.50
Stock Selector All Cap	.59%
Actual		$1,000.00	$1,101.70	$3.09
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class K	.50%
Actual		$1,000.00	$1,102.20	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class I	.65%
Actual		$1,000.00	$1,101.40	$3.41
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class Z	.50%
Actual		$1,000.00	$1,102.30	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

AFSS-SANN-0517
1.946023.104

Fidelity® Stock Selector All Cap Fund Class K Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.4
Amazon.com, Inc.	1.8	1.8
Facebook, Inc. Class A	1.4	1.5
Alphabet, Inc. Class C	1.3	1.3
Alphabet, Inc. Class A	1.3	1.3
Amgen, Inc.	1.2	1.0
Philip Morris International, Inc.	1.1	0.4
Microsoft Corp.	1.1	1.0
Allergan PLC	1.1	1.1
Bank of America Corp.	1.1	0.8
	14.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	20.7
Health Care	13.8	14.5
Financials	13.6	12.3
Consumer Discretionary	12.4	12.0
Industrials	9.6	9.3

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,703,424	$737,412
Fidelity Consumer Staples Central Fund (a)	2,776,472	661,411
Fidelity Energy Central Fund (a)	3,895,071	492,921
Fidelity Financials Central Fund (a)	13,217,369	1,299,003
Fidelity Health Care Central Fund (a)	2,899,073	1,039,144
Fidelity Industrials Central Fund (a)	2,470,526	662,076
Fidelity Information Technology Central Fund (a)	5,005,768	1,886,524
Fidelity Materials Central Fund (a)	781,159	186,869
Fidelity Telecom Services Central Fund (a)	1,043,891	208,288
Fidelity Utilities Central Fund (a)	1,351,577	234,107
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,644,847)		7,407,755

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 0.84% (b)
(Cost $1,082)	1,081,842	1,082
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,645,929)		7,408,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,887)
NET ASSETS - 100%		$7,404,950

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Consumer Discretionary Central Fund	3,373
Fidelity Consumer Staples Central Fund	4,907
Fidelity Energy Central Fund	2,800
Fidelity Financials Central Fund	8,085
Fidelity Health Care Central Fund	2,686
Fidelity Industrials Central Fund	4,197
Fidelity Information Technology Central Fund	4,402
Fidelity Materials Central Fund	1,158
Fidelity Telecom Services Central Fund	2,128
Fidelity Utilities Central Fund	2,187
Total	$35,926

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$746,023	$8,821	$85,631	$737,412	45.8%
Fidelity Consumer Staples Central Fund	661,964	13,768	41,978	661,411	51.6%
Fidelity Energy Central Fund	504,027	53,536	61,915	492,921	50.2%
Fidelity Financials Central Fund	1,168,133	30,269	81,953	1,299,003	46.0%
Fidelity Health Care Central Fund	969,985	86,960	47,834	1,039,144	50.4%
Fidelity Industrials Central Fund	632,518	16,155	53,919	662,076	46.0%
Fidelity Information Technology Central Fund	1,577,782	158,575	86,425	1,886,524	49.8%
Fidelity Materials Central Fund	172,322	4,646	10,695	186,869	43.4%
Fidelity Telecom Services Central Fund	206,199	9,124	15,377	208,288	51.9%
Fidelity Utilities Central Fund	221,874	14,586	14,890	234,107	49.2%
Total	$6,860,827	$396,440	$500,617	$7,407,755

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Ireland	2.9%
Japan	2.7%
Cayman Islands	2.7%
United Kingdom	1.7%
Taiwan	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

The information in the above table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017 (Unaudited)
Assets
Investments in Fidelity Central Funds (cost $4,645,929)		$7,408,837
Cash		6
Receivable for investments sold		17,430
Receivable for fund shares sold		4,374
Dividends receivable		7
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		7
Total assets		7,430,662
Liabilities
Payable for fund shares redeemed	$21,850
Accrued management fee	2,722
Distribution and service plan fees payable	143
Other affiliated payables	978
Other payables and accrued expenses	19
Total liabilities		25,712
Net Assets		$7,404,950
Net Assets consist of:
Paid in capital		$5,651,093
Distributions in excess of net investment income		(739)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,008,312)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,762,908
Net Assets		$7,404,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($188,708 ÷ 4,799.5 shares)		$39.32
Maximum offering price per share (100/94.25 of $39.32)		$41.72
Class M:
Net Asset Value and redemption price per share ($117,161 ÷ 2,980.9 shares)		$39.30
Maximum offering price per share (100/96.50 of $39.30)		$40.73
Class C:
Net Asset Value and offering price per share ($65,265 ÷ 1,673.7 shares)(a)		$38.99
Stock Selector All Cap:
Net Asset Value, offering price and redemption price per share ($6,623,203 ÷ 168,552.8 shares)		$39.29
Class K:
Net Asset Value, offering price and redemption price per share ($83,366 ÷ 2,120.7 shares)		$39.31
Class I:
Net Asset Value, offering price and redemption price per share ($318,249 ÷ 8,095.9 shares)		$39.31
Class Z:
Net Asset Value, offering price and redemption price per share ($8,998 ÷ 229.4 shares)		$39.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended March 31, 2017 (Unaudited)
Investment Income
Income from Fidelity Central Funds		$35,926
Total income		35,926
Expenses
Management fee
Basic fee	$19,304
Performance adjustment	(3,988)
Transfer agent fees	5,126
Distribution and service plan fees	848
Accounting fees and expenses	583
Independent trustees' fees and expenses	14
Registration fees	84
Audit	24
Legal	38
Miscellaneous	30
Total expenses before reductions	22,063
Expense reductions	(31)	22,032
Net investment income (loss)		13,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114
Fidelity Central Funds	90,857
Capital gain distributions from Fidelity Central Funds	24,735
Total net realized gain (loss)		115,706
Change in net unrealized appreciation (depreciation) on: Investment securities	560,246
Total change in net unrealized appreciation (depreciation)		560,246
Net gain (loss)		675,952
Net increase (decrease) in net assets resulting from operations		$689,846

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,894	$50,234
Net realized gain (loss)	115,706	(52,201)
Change in net unrealized appreciation (depreciation)	560,246	863,918
Net increase (decrease) in net assets resulting from operations	689,846	861,951
Distributions to shareholders from net investment income	(52,453)	(36,464)
Distributions to shareholders from net realized gain	(16,054)	(253,884)
Total distributions	(68,507)	(290,348)
Share transactions - net increase (decrease)	(74,455)	792,579
Total increase (decrease) in net assets	546,884	1,364,182
Net Assets
Beginning of period	6,858,066	5,493,884
End of period	$7,404,950	$6,858,066
Other Information
Undistributed net investment income end of period	$–	$37,820
Distributions in excess of net investment income end of period	$(739)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.99	$32.94	$38.00	$34.65	$27.78
Income from Investment Operations
Net investment income (loss)B	.02	.18	.12	.15	.17
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.79
Total from investment operations	3.58	4.65	(1.13)	5.50	6.96
Distributions from net investment income	(.17)	(.10)	(.09)	(.16)	(.07)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.25)C	(1.60)	(3.93)	(2.15)	(.09)
Net asset value, end of period	$39.32	$35.99	$32.94	$38.00	$34.65
Total ReturnD,E,F	10.00%	14.55%	(3.39)%	16.60%	25.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of fee waivers, if any	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of all reductions	.92%I	.96%	1.05%	1.00%	1.04%I
Net investment income (loss)	.10%I	.52%	.33%	.41%	.59%I
Supplemental Data
Net assets, end of period (in millions)	$189	$193	$197	$222	$226
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.94	$32.88	$37.91	$34.58	$27.78
Income from Investment Operations
Net investment income (loss)B	(.03)	.09	.03	.06	.10
Net realized and unrealized gain (loss)	3.55	4.47	(1.25)	5.34	6.77
Total from investment operations	3.52	4.56	(1.22)	5.40	6.87
Distributions from net investment income	(.07)	–	–	(.08)	(.05)
Distributions from net realized gain	(.09)	(1.50)	(3.81)	(1.99)	(.02)
Total distributions	(.16)	(1.50)	(3.81)	(2.07)	(.07)
Net asset value, end of period	$39.30	$35.94	$32.88	$37.91	$34.58
Total ReturnC,D,E	9.83%	14.26%	(3.63)%	16.31%	24.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.23%	1.32%	1.27%	1.32%H
Expenses net of fee waivers, if any	1.18%H	1.23%	1.32%	1.27%	1.31%H
Expenses net of all reductions	1.18%H	1.22%	1.31%	1.26%	1.29%H
Net investment income (loss)	(.16)%H	.25%	.07%	.15%	.34%H
Supplemental Data
Net assets, end of period (in millions)	$117	$119	$120	$137	$131
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.59	$32.70	$37.68	$34.44	$27.78
Income from Investment Operations
Net investment income (loss)B	(.12)	(.09)	(.16)	(.13)	(.05)
Net realized and unrealized gain (loss)	3.52	4.44	(1.23)	5.33	6.76
Total from investment operations	3.40	4.35	(1.39)	5.20	6.71
Distributions from net investment income	–	–	–	–	(.03)
Distributions from net realized gain	–	(1.46)	(3.59)	(1.96)	(.02)
Total distributions	–	(1.46)	(3.59)	(1.96)	(.05)
Net asset value, end of period	$38.99	$35.59	$32.70	$37.68	$34.44
Total ReturnC,D,E	9.55%	13.68%	(4.14)%	15.73%	24.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.74%	1.83%	1.78%	1.84%H
Expenses net of fee waivers, if any	1.69%H	1.73%	1.83%	1.78%	1.84%H
Expenses net of all reductions	1.69%H	1.73%	1.82%	1.78%	1.82%H
Net investment income (loss)	(.67)%H	(.25)%	(.44)%	(.36)%	(.18)%H
Supplemental Data
Net assets, end of period (in millions)	$65	$63	$63	$72	$65
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.03	$33.00	$38.12	$34.75	$28.48	$22.21
Income from Investment Operations
Net investment income (loss)A	.08	.29	.24	.28	.30	.24
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.28	6.18
Total from investment operations	3.64	4.76	(1.01)	5.63	6.58	6.42
Distributions from net investment income	(.29)	(.23)	(.27)	(.27)	(.27)	(.14)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.38)	(1.73)	(4.11)	(2.26)	(.31)	(.15)B
Net asset value, end of period	$39.29	$36.03	$33.00	$38.12	$34.75	$28.48
Total ReturnC,D	10.17%	14.92%	(3.05)%	16.98%	23.36%	29.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.64%	.72%	.67%	.71%	.72%
Expenses net of fee waivers, if any	.59%G	.64%	.72%	.67%	.71%	.72%
Expenses net of all reductions	.59%G	.63%	.71%	.66%	.69%	.71%
Net investment income (loss)	.42%G	.85%	.67%	.75%	.96%	.90%
Supplemental Data
Net assets, end of period (in millions)	$6,623	$6,078	$4,722	$4,230	$2,953	$2,361
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class K

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.06	$33.02	$38.14	$34.77	$28.50	$22.23
Income from Investment Operations
Net investment income (loss)A	.10	.32	.28	.31	.33	.27
Net realized and unrealized gain (loss)	3.56	4.47	(1.26)	5.36	6.28	6.19
Total from investment operations	3.66	4.79	(.98)	5.67	6.61	6.46
Distributions from net investment income	(.32)	(.25)	(.31)	(.31)	(.30)	(.17)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.41)	(1.75)	(4.14)B	(2.30)	(.34)	(.19)
Net asset value, end of period	$39.31	$36.06	$33.02	$38.14	$34.77	$28.50
Total ReturnC,D	10.22%	15.02%	(2.96)%	17.09%	23.47%	29.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of fee waivers, if any	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of all reductions	.50%G	.54%	.63%	.57%	.59%	.59%
Net investment income (loss)	.52%G	.94%	.75%	.84%	1.06%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$83	$100	$76	$109	$105	$47
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.14 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $3.836 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$36.04	$32.99	$38.10	$34.72	$27.78
Income from Investment Operations
Net investment income (loss)B	.07	.27	.22	.25	.25
Net realized and unrealized gain (loss)	3.56	4.48	(1.26)	5.36	6.79
Total from investment operations	3.63	4.75	(1.04)	5.61	7.04
Distributions from net investment income	(.27)	(.20)	(.23)	(.25)	(.08)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.36)	(1.70)	(4.07)	(2.23)C	(.10)
Net asset value, end of period	$39.31	$36.04	$32.99	$38.10	$34.72
Total ReturnD,E	10.14%	14.87%	(3.14)%	16.93%	25.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.69%	.79%	.74%	.78%H
Expenses net of fee waivers, if any	.65%H	.69%	.79%	.74%	.78%H
Expenses net of all reductions	.65%H	.69%	.78%	.73%	.76%H
Net investment income (loss)	.37%H	.79%	.60%	.68%	.87%H
Supplemental Data
Net assets, end of period (in millions)	$318	$297	$304	$336	$297
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.98	$32.95	$34.73	$34.72	$34.24
Income from Investment Operations
Net investment income (loss)B	.10	.32	.27	.32	.06
Net realized and unrealized gain (loss)	3.55	4.46	5.34	.43	.42
Total from investment operations	3.65	4.78	5.66	.49	.48
Distributions from net investment income	(.33)	(.25)	(.32)	(.32)	–
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	–
Total distributions	(.41)C	(1.75)	(4.16)	(2.30)D	–
Net asset value, end of period	$39.22	$35.98	$32.95	$34.73	$34.72
Total ReturnE,F	10.23%	15.02%	(2.98)%	17.10%	1.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.54%	.64%	.58%	.61%I
Expenses net of fee waivers, if any	.50%I	.54%	.64%	.58%	.61%I
Expenses net of all reductions	.50%I	.54%	.63%	.57%	.59%I
Net investment income (loss)	.52%I	.94%	.75%	.84%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,998	$7,881	$7,300	$5,812	$101
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $0.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $0.087 per share.

 D Total distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Stock Selector All Cap, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and expiring capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,754,283
Gross unrealized depreciation	(1,188)
Net unrealized appreciation (depreciation) on securities	$1,753,095
Tax cost	$5,655,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(66,524)

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $396,440 and $500,617, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector All Cap as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$237	$–
Class M	.25%	.25%	293	–
Class C	.75%	.25%	318	10
			$848	$10

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12
Class M	3
Class C(a)	2
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$200.21
Class M	131.22
Class C	75.24
Stock Selector All Cap	4,393.14
Class K	21.05
Class I	304.19
Class Z	2.05
	$5,126

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class A	$851	$564
Class M	235	–
Stock Selector All Cap	48,263	33,578
Class K	702	571
Class I	2,328	1,712
Class Z	74	39
Total	$52,453	$36,464
From net realized gain
Class A	$446	$8,730
Class M	277	5,253
Class B	–	198
Class C	–	2,777
Stock Selector All Cap	14,379	220,234
Class K	190	3,401
Class I	742	13,057
Class Z	20	234
Total	$16,054	$253,884

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class A
Shares sold	191	494	$7,157	$16,634
Reinvestment of distributions	34	276	1,266	9,096
Shares redeemed	(776)	(1,396)	(29,019)	(47,634)
Net increase (decrease)	(551)	(626)	$(20,596)	$(21,904)
Class M
Shares sold	87	190	$3,282	$6,375
Reinvestment of distributions	14	156	502	5,159
Shares redeemed	(429)	(679)	(16,018)	(22,950)
Net increase (decrease)	(328)	(333)	$(12,234)	$(11,416)
Class B
Shares sold	–	1	$–	$19
Reinvestment of distributions	–	5	–	165
Shares redeemed	–	(159)	–	(5,272)
Net increase (decrease)	–	(153)	$–	$(5,088)
Class C
Shares sold	139	106	$5,058	$3,582
Reinvestment of distributions	–	78	–	2,546
Shares redeemed	(239)	(349)	(8,821)	(11,749)
Net increase (decrease)	(100)	(165)	$(3,763)	$(5,621)
Stock Selector All Cap
Shares sold	19,937	60,114	$737,365	$2,029,587
Reinvestment of distributions	1,685	7,613	61,982	250,922
Shares redeemed	(21,745)	(42,115)	(806,632)	(1,426,107)
Net increase (decrease)	(123)	25,612	$(7,285)	$854,402
Class K
Shares sold	146	819	$5,417	$29,079
Reinvestment of distributions	24	120	892	3,972
Shares redeemed	(835)	(465)	(30,605)	(15,711)
Net increase (decrease)	(665)	474	$(24,296)	$17,340
Class I
Shares sold	1,225	1,014	$45,469	$34,105
Reinvestment of distributions	83	443	3,038	14,615
Shares redeemed	(1,451)	(2,420)	(55,177)	(83,697)
Net increase (decrease)	(143)	(963)	$(6,670)	$(34,977)
Class Z
Shares sold	72	91	$2,781	$3,001
Reinvestment of distributions	3	8	94	273
Shares redeemed	(65)	(102)	(2,486)	(3,431)
Net increase (decrease)	10	(3)	$389	$(157)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 29% of the total outstanding shares of the Fund.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class A	.92%
Actual		$1,000.00	$1,100.00	$4.82
Hypothetical-C		$1,000.00	$1,020.34	$4.63
Class M	1.18%
Actual		$1,000.00	$1,098.30	$6.17
Hypothetical-C		$1,000.00	$1,019.05	$5.94
Class C	1.69%
Actual		$1,000.00	$1,095.50	$8.83
Hypothetical-C		$1,000.00	$1,016.50	$8.50
Stock Selector All Cap	.59%
Actual		$1,000.00	$1,101.70	$3.09
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class K	.50%
Actual		$1,000.00	$1,102.20	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class I	.65%
Actual		$1,000.00	$1,101.40	$3.41
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class Z	.50%
Actual		$1,000.00	$1,102.30	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FSS-K-SANN-0517
1.863295.108

Fidelity® Stock Selector All Cap Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.4
Amazon.com, Inc.	1.8	1.8
Facebook, Inc. Class A	1.4	1.5
Alphabet, Inc. Class C	1.3	1.3
Alphabet, Inc. Class A	1.3	1.3
Amgen, Inc.	1.2	1.0
Philip Morris International, Inc.	1.1	0.4
Microsoft Corp.	1.1	1.0
Allergan PLC	1.1	1.1
Bank of America Corp.	1.1	0.8
	14.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	20.7
Health Care	13.8	14.5
Financials	13.6	12.3
Consumer Discretionary	12.4	12.0
Industrials	9.6	9.3

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,703,424	$737,412
Fidelity Consumer Staples Central Fund (a)	2,776,472	661,411
Fidelity Energy Central Fund (a)	3,895,071	492,921
Fidelity Financials Central Fund (a)	13,217,369	1,299,003
Fidelity Health Care Central Fund (a)	2,899,073	1,039,144
Fidelity Industrials Central Fund (a)	2,470,526	662,076
Fidelity Information Technology Central Fund (a)	5,005,768	1,886,524
Fidelity Materials Central Fund (a)	781,159	186,869
Fidelity Telecom Services Central Fund (a)	1,043,891	208,288
Fidelity Utilities Central Fund (a)	1,351,577	234,107
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,644,847)		7,407,755

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 0.84% (b)
(Cost $1,082)	1,081,842	1,082
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,645,929)		7,408,837
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,887)
NET ASSETS - 100%		$7,404,950

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Consumer Discretionary Central Fund	3,373
Fidelity Consumer Staples Central Fund	4,907
Fidelity Energy Central Fund	2,800
Fidelity Financials Central Fund	8,085
Fidelity Health Care Central Fund	2,686
Fidelity Industrials Central Fund	4,197
Fidelity Information Technology Central Fund	4,402
Fidelity Materials Central Fund	1,158
Fidelity Telecom Services Central Fund	2,128
Fidelity Utilities Central Fund	2,187
Total	$35,926

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$746,023	$8,821	$85,631	$737,412	45.8%
Fidelity Consumer Staples Central Fund	661,964	13,768	41,978	661,411	51.6%
Fidelity Energy Central Fund	504,027	53,536	61,915	492,921	50.2%
Fidelity Financials Central Fund	1,168,133	30,269	81,953	1,299,003	46.0%
Fidelity Health Care Central Fund	969,985	86,960	47,834	1,039,144	50.4%
Fidelity Industrials Central Fund	632,518	16,155	53,919	662,076	46.0%
Fidelity Information Technology Central Fund	1,577,782	158,575	86,425	1,886,524	49.8%
Fidelity Materials Central Fund	172,322	4,646	10,695	186,869	43.4%
Fidelity Telecom Services Central Fund	206,199	9,124	15,377	208,288	51.9%
Fidelity Utilities Central Fund	221,874	14,586	14,890	234,107	49.2%
Total	$6,860,827	$396,440	$500,617	$7,407,755

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Ireland	2.9%
Japan	2.7%
Cayman Islands	2.7%
United Kingdom	1.7%
Taiwan	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.8%
100.0%

The information in the above table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2017 (Unaudited)
Assets
Investments in Fidelity Central Funds (cost $4,645,929)		$7,408,837
Cash		6
Receivable for investments sold		17,430
Receivable for fund shares sold		4,374
Dividends receivable		7
Distributions receivable from Fidelity Central Funds		1
Prepaid expenses		7
Total assets		7,430,662
Liabilities
Payable for fund shares redeemed	$21,850
Accrued management fee	2,722
Distribution and service plan fees payable	143
Other affiliated payables	978
Other payables and accrued expenses	19
Total liabilities		25,712
Net Assets		$7,404,950
Net Assets consist of:
Paid in capital		$5,651,093
Distributions in excess of net investment income		(739)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,008,312)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,762,908
Net Assets		$7,404,950
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($188,708 ÷ 4,799.5 shares)		$39.32
Maximum offering price per share (100/94.25 of $39.32)		$41.72
Class M:
Net Asset Value and redemption price per share ($117,161 ÷ 2,980.9 shares)		$39.30
Maximum offering price per share (100/96.50 of $39.30)		$40.73
Class C:
Net Asset Value and offering price per share ($65,265 ÷ 1,673.7 shares)(a)		$38.99
Stock Selector All Cap:
Net Asset Value, offering price and redemption price per share ($6,623,203 ÷ 168,552.8 shares)		$39.29
Class K:
Net Asset Value, offering price and redemption price per share ($83,366 ÷ 2,120.7 shares)		$39.31
Class I:
Net Asset Value, offering price and redemption price per share ($318,249 ÷ 8,095.9 shares)		$39.31
Class Z:
Net Asset Value, offering price and redemption price per share ($8,998 ÷ 229.4 shares)		$39.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended March 31, 2017 (Unaudited)
Investment Income
Income from Fidelity Central Funds		$35,926
Total income		35,926
Expenses
Management fee
Basic fee	$19,304
Performance adjustment	(3,988)
Transfer agent fees	5,126
Distribution and service plan fees	848
Accounting fees and expenses	583
Independent trustees' fees and expenses	14
Registration fees	84
Audit	24
Legal	38
Miscellaneous	30
Total expenses before reductions	22,063
Expense reductions	(31)	22,032
Net investment income (loss)		13,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	114
Fidelity Central Funds	90,857
Capital gain distributions from Fidelity Central Funds	24,735
Total net realized gain (loss)		115,706
Change in net unrealized appreciation (depreciation) on: Investment securities	560,246
Total change in net unrealized appreciation (depreciation)		560,246
Net gain (loss)		675,952
Net increase (decrease) in net assets resulting from operations		$689,846

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,894	$50,234
Net realized gain (loss)	115,706	(52,201)
Change in net unrealized appreciation (depreciation)	560,246	863,918
Net increase (decrease) in net assets resulting from operations	689,846	861,951
Distributions to shareholders from net investment income	(52,453)	(36,464)
Distributions to shareholders from net realized gain	(16,054)	(253,884)
Total distributions	(68,507)	(290,348)
Share transactions - net increase (decrease)	(74,455)	792,579
Total increase (decrease) in net assets	546,884	1,364,182
Net Assets
Beginning of period	6,858,066	5,493,884
End of period	$7,404,950	$6,858,066
Other Information
Undistributed net investment income end of period	$–	$37,820
Distributions in excess of net investment income end of period	$(739)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class A

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.99	$32.94	$38.00	$34.65	$27.78
Income from Investment Operations
Net investment income (loss)B	.02	.18	.12	.15	.17
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.79
Total from investment operations	3.58	4.65	(1.13)	5.50	6.96
Distributions from net investment income	(.17)	(.10)	(.09)	(.16)	(.07)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.25)C	(1.60)	(3.93)	(2.15)	(.09)
Net asset value, end of period	$39.32	$35.99	$32.94	$38.00	$34.65
Total ReturnD,E,F	10.00%	14.55%	(3.39)%	16.60%	25.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of fee waivers, if any	.92%I	.96%	1.06%	1.01%	1.06%I
Expenses net of all reductions	.92%I	.96%	1.05%	1.00%	1.04%I
Net investment income (loss)	.10%I	.52%	.33%	.41%	.59%I
Supplemental Data
Net assets, end of period (in millions)	$189	$193	$197	$222	$226
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.087 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class M

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.94	$32.88	$37.91	$34.58	$27.78
Income from Investment Operations
Net investment income (loss)B	(.03)	.09	.03	.06	.10
Net realized and unrealized gain (loss)	3.55	4.47	(1.25)	5.34	6.77
Total from investment operations	3.52	4.56	(1.22)	5.40	6.87
Distributions from net investment income	(.07)	–	–	(.08)	(.05)
Distributions from net realized gain	(.09)	(1.50)	(3.81)	(1.99)	(.02)
Total distributions	(.16)	(1.50)	(3.81)	(2.07)	(.07)
Net asset value, end of period	$39.30	$35.94	$32.88	$37.91	$34.58
Total ReturnC,D,E	9.83%	14.26%	(3.63)%	16.31%	24.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.23%	1.32%	1.27%	1.32%H
Expenses net of fee waivers, if any	1.18%H	1.23%	1.32%	1.27%	1.31%H
Expenses net of all reductions	1.18%H	1.22%	1.31%	1.26%	1.29%H
Net investment income (loss)	(.16)%H	.25%	.07%	.15%	.34%H
Supplemental Data
Net assets, end of period (in millions)	$117	$119	$120	$137	$131
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class C

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.59	$32.70	$37.68	$34.44	$27.78
Income from Investment Operations
Net investment income (loss)B	(.12)	(.09)	(.16)	(.13)	(.05)
Net realized and unrealized gain (loss)	3.52	4.44	(1.23)	5.33	6.76
Total from investment operations	3.40	4.35	(1.39)	5.20	6.71
Distributions from net investment income	–	–	–	–	(.03)
Distributions from net realized gain	–	(1.46)	(3.59)	(1.96)	(.02)
Total distributions	–	(1.46)	(3.59)	(1.96)	(.05)
Net asset value, end of period	$38.99	$35.59	$32.70	$37.68	$34.44
Total ReturnC,D,E	9.55%	13.68%	(4.14)%	15.73%	24.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.74%	1.83%	1.78%	1.84%H
Expenses net of fee waivers, if any	1.69%H	1.73%	1.83%	1.78%	1.84%H
Expenses net of all reductions	1.69%H	1.73%	1.82%	1.78%	1.82%H
Net investment income (loss)	(.67)%H	(.25)%	(.44)%	(.36)%	(.18)%H
Supplemental Data
Net assets, end of period (in millions)	$65	$63	$63	$72	$65
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.03	$33.00	$38.12	$34.75	$28.48	$22.21
Income from Investment Operations
Net investment income (loss)A	.08	.29	.24	.28	.30	.24
Net realized and unrealized gain (loss)	3.56	4.47	(1.25)	5.35	6.28	6.18
Total from investment operations	3.64	4.76	(1.01)	5.63	6.58	6.42
Distributions from net investment income	(.29)	(.23)	(.27)	(.27)	(.27)	(.14)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.38)	(1.73)	(4.11)	(2.26)	(.31)	(.15)B
Net asset value, end of period	$39.29	$36.03	$33.00	$38.12	$34.75	$28.48
Total ReturnC,D	10.17%	14.92%	(3.05)%	16.98%	23.36%	29.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.64%	.72%	.67%	.71%	.72%
Expenses net of fee waivers, if any	.59%G	.64%	.72%	.67%	.71%	.72%
Expenses net of all reductions	.59%G	.63%	.71%	.66%	.69%	.71%
Net investment income (loss)	.42%G	.85%	.67%	.75%	.96%	.90%
Supplemental Data
Net assets, end of period (in millions)	$6,623	$6,078	$4,722	$4,230	$2,953	$2,361
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class K

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.06	$33.02	$38.14	$34.77	$28.50	$22.23
Income from Investment Operations
Net investment income (loss)A	.10	.32	.28	.31	.33	.27
Net realized and unrealized gain (loss)	3.56	4.47	(1.26)	5.36	6.28	6.19
Total from investment operations	3.66	4.79	(.98)	5.67	6.61	6.46
Distributions from net investment income	(.32)	(.25)	(.31)	(.31)	(.30)	(.17)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.04)	(.02)
Total distributions	(.41)	(1.75)	(4.14)B	(2.30)	(.34)	(.19)
Net asset value, end of period	$39.31	$36.06	$33.02	$38.14	$34.77	$28.50
Total ReturnC,D	10.22%	15.02%	(2.96)%	17.09%	23.47%	29.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of fee waivers, if any	.50%G	.54%	.64%	.58%	.61%	.61%
Expenses net of all reductions	.50%G	.54%	.63%	.57%	.59%	.59%
Net investment income (loss)	.52%G	.94%	.75%	.84%	1.06%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$83	$100	$76	$109	$105	$47
Portfolio turnover rateH	11%G	14%	6%	10%I	8%I,J	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.14 per share is comprised of distributions from net investment income of $.307 and distributions from net realized gain of $3.836 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class I

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$36.04	$32.99	$38.10	$34.72	$27.78
Income from Investment Operations
Net investment income (loss)B	.07	.27	.22	.25	.25
Net realized and unrealized gain (loss)	3.56	4.48	(1.26)	5.36	6.79
Total from investment operations	3.63	4.75	(1.04)	5.61	7.04
Distributions from net investment income	(.27)	(.20)	(.23)	(.25)	(.08)
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	(.02)
Total distributions	(.36)	(1.70)	(4.07)	(2.23)C	(.10)
Net asset value, end of period	$39.31	$36.04	$32.99	$38.10	$34.72
Total ReturnD,E	10.14%	14.87%	(3.14)%	16.93%	25.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.69%	.79%	.74%	.78%H
Expenses net of fee waivers, if any	.65%H	.69%	.79%	.74%	.78%H
Expenses net of all reductions	.65%H	.69%	.78%	.73%	.76%H
Net investment income (loss)	.37%H	.79%	.60%	.68%	.87%H
Supplemental Data
Net assets, end of period (in millions)	$318	$297	$304	$336	$297
Portfolio turnover rateI	11%H	14%	6%	10%J	8%J,K

 A For the period October 23, 2012 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.987 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector All Cap Fund Class Z

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$35.98	$32.95	$34.73	$34.72	$34.24
Income from Investment Operations
Net investment income (loss)B	.10	.32	.27	.32	.06
Net realized and unrealized gain (loss)	3.55	4.46	5.34	.43	.42
Total from investment operations	3.65	4.78	5.66	.49	.48
Distributions from net investment income	(.33)	(.25)	(.32)	(.32)	–
Distributions from net realized gain	(.09)	(1.50)	(3.84)	(1.99)	–
Total distributions	(.41)C	(1.75)	(4.16)	(2.30)D	–
Net asset value, end of period	$39.22	$35.98	$32.95	$34.73	$34.72
Total ReturnE,F	10.23%	15.02%	(2.98)%	17.10%	1.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.54%	.64%	.58%	.61%I
Expenses net of fee waivers, if any	.50%I	.54%	.64%	.58%	.61%I
Expenses net of all reductions	.50%I	.54%	.63%	.57%	.59%I
Net investment income (loss)	.52%I	.94%	.75%	.84%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,998	$7,881	$7,300	$5,812	$101
Portfolio turnover rateJ	11%I	14%	6%	10%K	8%K,L

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $0.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $0.087 per share.

 D Total distributions of $2.30 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.987 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Stock Selector All Cap, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and expiring capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,754,283
Gross unrealized depreciation	(1,188)
Net unrealized appreciation (depreciation) on securities	$1,753,095
Tax cost	$5,655,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(66,524)

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $396,440 and $500,617, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector All Cap as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$237	$–
Class M	.25%	.25%	293	–
Class C	.75%	.25%	318	10
			$848	$10

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12
Class M	3
Class C(a)	2
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$200.21
Class M	131.22
Class C	75.24
Stock Selector All Cap	4,393.14
Class K	21.05
Class I	304.19
Class Z	2.05
	$5,126

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Class A	$851	$564
Class M	235	–
Stock Selector All Cap	48,263	33,578
Class K	702	571
Class I	2,328	1,712
Class Z	74	39
Total	$52,453	$36,464
From net realized gain
Class A	$446	$8,730
Class M	277	5,253
Class B	–	198
Class C	–	2,777
Stock Selector All Cap	14,379	220,234
Class K	190	3,401
Class I	742	13,057
Class Z	20	234
Total	$16,054	$253,884

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Class A
Shares sold	191	494	$7,157	$16,634
Reinvestment of distributions	34	276	1,266	9,096
Shares redeemed	(776)	(1,396)	(29,019)	(47,634)
Net increase (decrease)	(551)	(626)	$(20,596)	$(21,904)
Class M
Shares sold	87	190	$3,282	$6,375
Reinvestment of distributions	14	156	502	5,159
Shares redeemed	(429)	(679)	(16,018)	(22,950)
Net increase (decrease)	(328)	(333)	$(12,234)	$(11,416)
Class B
Shares sold	–	1	$–	$19
Reinvestment of distributions	–	5	–	165
Shares redeemed	–	(159)	–	(5,272)
Net increase (decrease)	–	(153)	$–	$(5,088)
Class C
Shares sold	139	106	$5,058	$3,582
Reinvestment of distributions	–	78	–	2,546
Shares redeemed	(239)	(349)	(8,821)	(11,749)
Net increase (decrease)	(100)	(165)	$(3,763)	$(5,621)
Stock Selector All Cap
Shares sold	19,937	60,114	$737,365	$2,029,587
Reinvestment of distributions	1,685	7,613	61,982	250,922
Shares redeemed	(21,745)	(42,115)	(806,632)	(1,426,107)
Net increase (decrease)	(123)	25,612	$(7,285)	$854,402
Class K
Shares sold	146	819	$5,417	$29,079
Reinvestment of distributions	24	120	892	3,972
Shares redeemed	(835)	(465)	(30,605)	(15,711)
Net increase (decrease)	(665)	474	$(24,296)	$17,340
Class I
Shares sold	1,225	1,014	$45,469	$34,105
Reinvestment of distributions	83	443	3,038	14,615
Shares redeemed	(1,451)	(2,420)	(55,177)	(83,697)
Net increase (decrease)	(143)	(963)	$(6,670)	$(34,977)
Class Z
Shares sold	72	91	$2,781	$3,001
Reinvestment of distributions	3	8	94	273
Shares redeemed	(65)	(102)	(2,486)	(3,431)
Net increase (decrease)	10	(3)	$389	$(157)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 29% of the total outstanding shares of the Fund.

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Class A	.92%
Actual		$1,000.00	$1,100.00	$4.82
Hypothetical-C		$1,000.00	$1,020.34	$4.63
Class M	1.18%
Actual		$1,000.00	$1,098.30	$6.17
Hypothetical-C		$1,000.00	$1,019.05	$5.94
Class C	1.69%
Actual		$1,000.00	$1,095.50	$8.83
Hypothetical-C		$1,000.00	$1,016.50	$8.50
Stock Selector All Cap	.59%
Actual		$1,000.00	$1,101.70	$3.09
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class K	.50%
Actual		$1,000.00	$1,102.20	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class I	.65%
Actual		$1,000.00	$1,101.40	$3.41
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class Z	.50%
Actual		$1,000.00	$1,102.30	$2.62
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FSS-SANN-0517
1.703466.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017